Other equity instruments	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Other equity instruments
31 Other equity instruments

	Perpetual contingent convertible securities	Junior perpetual capital securities	Perpetual cumulative subordinated bonds	Non-cumulative subordinated notes	Long Term Incentive Plans 1)	Total
At January 1, 2019	-	2,808	454	-	58	3,320
Shares granted	-	-	-	-	21	21
Shares vested	-	-	-	-	(26)	(26)
Securities issued	500	-	-	-	-	500
Securities redeemed	-	(1,244)	-	-	-	(1,244)
At December 31, 2019	500	1,564	454	-	53	2,571

At January 1, 2018	-	3,008	454	271	61	3,794
Shares granted	-	-	-	-	16	16
Shares vested	-	-	-	-	(19)	(19)
Securities redeemed	-	(200)	-	(271)	-	(471)
At December 31, 2018	-	2,808	454	-	58	3,320

At January 1, 2017	-	3,008	454	271	65	3,797
Shares granted	-	-	-	-	26	26
Shares vested	-	-	-	-	(30)	(30)
Securities redeemed	-	-	-	-	-	-
At December 31, 2017	-	3,008	454	271	61	3,794

1	Long Term Incentive Plans include the shares granted to personnel which are not yet vested.

Perpetual contingent convertible securities	Coupon rate	Coupon date	Year of next call	2019	2018	2017
EUR 500 million	5.625%	Semi-annually, April 15	2029	500	-	-
At December 31				500	-	-
The perpetual contingent convertible securities of EUR 500 million issued on April 4, 2019 have a fixed coupon of 5.625% until the first call date and reset thereafter to 5 year mid swap plus a margin of 5.207%.
The securities have been issued at par and have subordination provisions, rank junior to all other liabilities and senior to shareholders’ equity only. The conditions of the securities contain certain provisions for optional and required coupon payment cancelation. Although the securities have no stated maturity, Aegon has the right to call the securities for redemption at par for the first time between April 15, 2029 and October 15, 2029 and every reset date (October 15, with five year intervals) thereafter. Upon breach of certain regulatory capital requirement levels, the securities convert into common shares.

Junior perpetual capital securities	Coupon rate		Coupon date, as of	Year of next call	2019	2018	2017
USD 500 million	6.50%		Quarterly, December 15	Called in 2019	-	424	424
USD 250 million	floating LIBOR rate	1)	Quarterly, December 15	2020	212	212	212
USD 500 million	floating CMS rate	2)	Quarterly, July 15	2020	402	402	402
USD 1 billion	6.375%		Quarterly, June 15	Called in 2019	-	821	821
EUR 950 million	floating DSL rate	3)	Quarterly, July 15	2020	950	950	950
EUR 200 million	6.0%		Annually, July 21	Called in 2018	-	-	200
At December 31					1,564	2,808	3,008

1
The coupon of the USD 250 million junior perpetual capital securities is reset each quarter based on the then prevailing three-month LIBOR yield plus a spread of 87.5 basis points, with a minimum of 4%.

2
The coupon of the USD 500 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year
US dollar interest rate swap yield plus a spread of ten basis points, with a maximum of 8.5%.

3
The coupon of the EUR 950 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year
Dutch government bond yield plus a spread of ten basis points, with a maximum of 8%.

The interest rate exposure on some of these securities has been swapped to a three-month LIBOR and/or EURIBOR based yield.
With effect on June 15, 2019, Aegon has exercised its right to redeem USD 500 million 6.5% perpetual capital securities issued in 2005. The securities had no stated maturity, however Aegon had the right to call the securities for redemption and exercised this right with effect on June 15, 2019.
With effect on December 15, 2019, Aegon has exercised its right to redeem USD 1 billion 6.375% perpetual capital securities issued in 2005. The securities had no stated maturity, however Aegon had the right to call the securities for redemption and exercised this right with effect on December 15, 2019.
The securities have been issued at par. The securities have subordination provisions, rank junior to all other liabilities and senior to shareholders’ equity only. The conditions of the securities contain certain provisions for optional and required coupon payment deferral and, in situations under Aegon’s control, mandatory coupon payment events. Although the securities have no stated maturity, Aegon has the right to call the securities for redemption at par for the first time on the coupon date in the years as specified, or on any coupon payment date thereafter.

Perpetual cumulative subordinated bonds	Coupon rate	Coupon date	Year of next call	2019	2018	2017
EUR 203 million	4.260% 1), 4)	Annually, March 4	2021	203	203	203
EUR 114 million	1.506% 2), 4)	Annually, June 8	2025	114	114	114
EUR 136 million	1.425% 3), 4)	Annually, October 14	2028	136	136	136
At December 31				454	454	454

1	The coupon of the EUR 203 million bonds was originally set at 7.125% until March 4, 2011. Subsequently, the coupon has been reset at 4.26% until March 4, 2021.
2	The coupon of the EUR 114 million bonds was originally set at 8% until June 8, 2005. Subsequently, the coupon has been reset at 4.156% until June 8, 2015 and 1.506% until June 8, 2025.
3	The coupon of the EUR 136 million bonds was originally set at 7.25% until October 14, 2008. Subsequently, the coupon has been reset at 5.185% until October 14, 2018 and 1.425% until October 14, 2028.
4
If the bonds are not called on the respective call dates and after consecutive period of ten years, the coupons will be reset at the then prevailing effective yield of ten-year
Dutch government securities plus a spread of 85 basis points.

The bonds have the same subordination provisions as dated subordinated debt. In addition, the conditions of the bonds contain provisions for interest deferral.
Although the bonds have no stated maturity, Aegon has the right to call the bonds for redemption at par for the first time on the coupon date in the year of next call.

Non-cumulative subordinated notes	Coupon rate	Coupon date	Year of next call	2019	2018	2017
USD 525 million	8%	Quarterly, February 15	Called in 2018	-	-	271
At December 31				-	-	271
With effect on May 15, 2018, Aegon has exercised its right to redeem USD 525 million non-cumulative
subordinated notes, subsequently leading to their redemption. The securities had a stated maturity of 30 years, however, Aegon had the right to call the securities for redemption at par on any coupon payment date.
The
non-cumulative
subordinated notes were initially issued on February 7, 2012, in aggregate principal amount of 8.00%, due 2042, in an underwritten public offering in the United States registered with the US Securities and Exchange Commission.

Aegon N.V [member]
Statement [LineItems]
Other equity instruments
14 Other equity instruments

	Perpetual contingent convertible securities	Junior perpetual capital securities	Perpetual cumulative subordinated bonds	Non-cumulative subordinated notes	Long Term Incentive Plans 1)	Total
At January 1, 2019	-	2,808	454	-	58	3,320
Shares granted	-	-	-	-	21	21
Shares vested	-	-	-	-	(26)	(26)
Securities issued	500	-	-	-	-	500
Securities redeemed	-	(1,244)	-	-	-	(1,244)
At December 31, 2019	500	1,564	454	-	53	2,571

At January 1, 2018	-	3,008	454	271	61	3,794
Shares granted	-	-	-	-	16	16
Shares vested	-	-	-	-	(19)	(19)
Securities redeemed	-	(200)	-	(271)	-	(471)
At December 31, 2018	-	2,808	454	-	58	3,320

1	Long Term Incentive Plans include the shares granted to personnel which are not yet vested.

Perpetual contingent convertible securities	Coupon rate	Coupon date	Year of next call	2019	2018
EUR 500 million	5.625%	Semi-annually, April 15	2029	500	-
At December 31				500	-
The perpetual contingent convertible securities of EUR 500 million issued on April 4, 2019 have a fixed coupon of 5.625% until the first call date and reset thereafter to 5 year mid swap plus a margin of 5.207%.
The securities have been issued at par and have subordination provisions, rank junior to all other liabilities and senior to shareholders’ equity only. The conditions of the securities contain certain provisions for optional and required coupon payment cancelation. Although the securities have no stated maturity, Aegon has the right to call the securities for redemption at par for the first time between April 15, 2029 and October 15, 2029 and every reset date (October 15, with five year intervals) thereafter. Upon breach of certain regulatory capital requirement levels, the securities convert into common shares.

Junior perpetual capital securities	Coupon rate	Coupon date, as of	Year of next call	2019	2018
USD 500 million	6.50%	Quarterly, December 15	Called in 2019	-	424
USD 250 million	floating LIBOR rate 1)	Quarterly, December 15	2020	212	212
USD 500 million	floating CMS rate 2)	Quarterly, July 15	2020	402	402
USD 1 billion	6.375%	Quarterly, June 15	Called in 2019	-	821
EUR 950 million	floating DSL rate 3)	Quarterly, July 15	2020	950	950
At December 31				1,564	2,808

1
The coupon of the USD 250 million junior perpetual capital securities is reset each quarter based on the then prevailing three-month LIBOR yield plus a spread of 87.5 basis points, with a minimum of 4%.

2
The coupon of the USD 500 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year
US dollar interest rate swap yield plus a spread of ten basis points, with a maximum of 8.5%.

3
The coupon of the EUR 950 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year
Dutch government bond yield plus a spread of ten basis points, with a maximum of 8%.

The interest rate exposure on some of these securities has been swapped to a three-month LIBOR and/or EURIBOR based yield.
With effect on June 15, 2019, Aegon has exercised its right to redeem USD 500 million 6.5% perpetual capital securities issued in 2005. The securities had no stated maturity, however Aegon had the right to call the securities for redemption and exercised this right with effect on June 15, 2019.
With effect on December 15, 2019, Aegon has exercised its right to redeem USD 1 billion 6.375% perpetual capital securities issued in 2005. The securities had no stated maturity, however Aegon had the right to call the securities for redemption and exercised this right with effect on December 15, 2019.
The securities have been issued at par. The securities have subordination provisions, rank junior to all other liabilities and senior to shareholders’ equity only. The conditions of the securities contain certain provisions for optional and required coupon payment deferral and, in situations under Aegon’s control, mandatory coupon payment events. Although the securities have no stated maturity, Aegon has the right to call the securities for redemption at par for the first time on the coupon date in the years as specified, or on any coupon payment date thereafter.

Perpetual cumulative subordinated bonds	Coupon rate	Coupon date	Year of next call	2019	2018
EUR 203 million	4.260% 1), 4)	Annually, March 4	2021	203	203
EUR 114 million	1.506% 2), 4)	Annually, June 8	2025	114	114
EUR 136 million	1.425% 3), 4)	Annually, October 14	2028	136	136
At December 31				454	454

1	The coupon of the EUR 203 million bonds was originally set at 7.125% until March 4, 2011. Subsequently, the coupon has been reset at 4.26% until March 4, 2021.
2	The coupon of the EUR 114 million bonds was originally set at 8% until June 8, 2005. Subsequently, the coupon has been reset at 4.156% until June 8, 2015 and 1.506% until June 8, 2025.
3	The coupon of the EUR 136 million bonds was originally set at 7.25% until October 14, 2008. Subsequently, the coupon has been reset at 5.185% until October 14, 2018 and 1.425% until October 14, 2028.
4
If the bonds are not called on the respective call dates and after consecutive period of ten years, the coupons will be reset at the then prevailing effective yield of ten-year
Dutch government securities plus a spread of 85 basis points.

The bonds have the same subordination provisions as dated subordinated debt. In addition, the conditions of the bonds contain provisions for interest deferral.
Although the bonds have no stated maturity, Aegon has the right to call the bonds for redemption at par for the first time on the coupon date in the year of next call.